UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

                                           Alight Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point     Lincolnshire, IL                                     60069

                    (Address of principal executive offices)         (Zip code)

Douglas S. Keith   4 Overlook Point     Lincolnshire, IL 60069

                    (Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end:     December 31, 2018

Date of reporting period:   September 30, 2018

Item 1. Schedule of Investments.

Alight Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2018, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $615,838,881 and 5.7% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

●

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

●

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2018, there were no transfers between levels.

Schedule of Investments (unaudited)	Treasury Money Market Master Portfolio
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations --32.1%

U.S. Treasury Obligations
U.S. Treasury Bills (a):
1.93%, 10/04/18	$350,000	$349,944,583
2.00%, 10/11/18	200,000	199,890,722
2.03%, 10/18/18	50,480	50,431,609
2.04%, 11/08/18	4,125	4,116,292
2.07%, 11/15/18	106,970	106,698,269
2.07%, 11/23/18	67,105	66,903,955
2.17%, 12/20/18	101,000	100,523,056
2.16%, 12/27/18	489,735	487,232,910
2.15%, 01/10/19	155,000	154,086,791
2.20%, 01/24/19	99,615	98,930,100
2.23%, 02/07/19	221,245	219,516,708
2.24%, 02/21/19	75,000	74,349,052
2.26%, 02/28/19	37,675	37,328,286
2.35%, 06/20/19	12,400	12,194,694
2.54%, 09/12/19	28,690	28,011,673
U.S. Treasury Notes:
0.88%, 10/15/18	14,995	14,990,338
(3 mo. Treasury money market yield + 0.17%), 1.25% - 2.36%, 10/31/18 (b)	168,995	168,977,963

Security	Par (000)	Value

U.S Treasury Obligations (continued)
U.S. Treasury Notes (continued):
1.38%, 11/30/18	$11,500	$11,493,040
1.13%, 01/15/19	34,015	33,937,132
(3 mo. Treasury money market yield + 0.14%), 1.13% - 2.33%, 01/31/19 (b)	105,485	105,377,695
1.13% - 1.38%, 02/28/19	80,960	80,643,386
1.50%, 03/31/19	71,600	71,322,963
(3 mo. Treasury money market yield + 0.07%), 2.26%, 04/30/19 (b)	117,720	117,717,638
(3 mo. Treasury money market yield + 0.06%), 2.25%, 07/31/19 (b)	84,270	84,343,155
2.24%, 10/31/19 (c)	111,785	111,800,532
2.19%, 01/31/20 (c)	514,565	514,380,751
2.23%, 04/30/20 (c)	96,830	96,837,804
2.24%, 07/31/20 (c)	70,000	70,000,000

Total U.S. Treasury Obligations — 32.1% (Cost — $3,471,981,097 )		3,471,981,097

Total Repurchase Agreements — 64.8%		7,008,165,000

Total Investments — 96.9% (Cost — $10,480,146,097*)		10,480,146,097
Other Assets Less Liabilities — 3.1%		338,336,790

Net Assets — 100.0%		$10,818,482,887

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at value

								U.S. Treasury Obligations,
								0.00% to 3.13%,
Bank of Montreal	2.11%		08/23/18	10/05/18	$29,610	$29,610	$29,621,852	due 11/01/18 to 08/15/47	$31,093,100	$30,202,228

								U.S. Treasury Obligations,
								0.63% to 2.00%,
Bank of Nova Scotia	2.23%		09/28/18	10/01/18	59,555	59,555	59,566,067	due 01/31/20 to 02/15/44	58,806,200	60,757,426

								U.S. Treasury Obligations,
BNP Paribas								2.50% to 4.75%,
Securities Corp.	2.24%		09/28/18	10/01/18	52,000	52,000	52,009,707	due 02/15/37 to 11/15/47	60,347,500	53,040,012

								U.S. Treasury Obligations,
Citigroup Global								0.13% to 3.00%,
Markets, Inc.	2.24	%(a)	09/28/18	10/01/18	270,000	270,000	270,050,400	due 03/31/19 to 05/15/47	275,370,643	275,400,063

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2018	1

Schedule of Investments (unaudited) (continued)
September 30, 2018	Treasury Money Market Master Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received, at value

							U.S. Treasury Obligations,
							2.00% to 2.75%,
Credit Agricole Corp.	2.24%	09/28/18	10/01/18	$395,000	$ 395,000	$395,073,733	due 03/31/23 to 08/15/25	$409,451,667	$402,900,018

							U.S. Treasury Obligations,
Federal Reserve							2.00% to 2.25%,
Bank of New York	2.00%	09/28/18	10/01/18	2,725,000	2,725,000	2,725,454,167	due 03/31/21 to 04/30/24	2,798,445,800	2,725,454,188

							U.S. Treasury Obligations,
HSBC Securities							0.00% to 1.25%,
(USA), Inc.	2.24%	09/28/18	10/01/18	169,000	169,000	169,031,547	due 10/31/18 to 08/15/44	275,115,961	172,380,000
							U.S. Treasury Obligations,
HSBC Securities							1.63% to 2.75%,
(USA), Inc.	2.24%(b)	09/28/18	10/01/18	200,000	200,000	200,037,333	due 03/15/20 to 06/30/25	205,908,600	204,000,088

Total HSBC Securities (USA), Inc.					$ 369,000				$376,380,088

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.25%	09/28/18	10/01/18	8,000	8,000	8,001,500	U.S. Treasury Obligation, 3.00%, due 05/15/45	8,343,600	8,160,015

							U.S. Treasury Obligations,
Mufg Securities							0.00% to 6.13%,
Americas Inc.	2.20%	09/28/18	10/01/18	800,000	800,000	800,146,667	due 11/30/18 to 08/15/48	794,883,060	816,000,039

							U.S. Treasury Obligations,
							0.00% to 8.50%,
Natixis SA	2.23%(b)	09/28/18	10/01/18	100,000	100,000	100,018,583	due 11/23/18 to 11/15/42	101,913,500	102,000,037

							U.S. Treasury Obligations,
SG Americas							0.00% to 6.63%,
Securities LLC	2.22%	09/28/18	10/01/18	100,000	100,000	100,018,500	due 02/15/27 to 11/15/47	129,808,662	102,000,029

							U.S. Treasury Obligations,
TD Securities (USA)							1.00% to 4.25%,
LLC	2.25%	09/28/18	10/01/18	400,000	400,000	400,075,000	due 09/30/19 to 02/15/44	411,962,100	408,000,087

							U.S. Treasury Obligations,
Wells Fargo							0.00% to 3.13%,
Securities LLC	2.24%	09/28/18	10/01/18	1,700,000	1,700,000	1,700,317,333	due 10/11/18 to 02/15/47	1,732,528,200	1,734,000,070

					$7,008,165				$7,094,294,300

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2018	2

Schedule of Investments (unaudited) (continued)
September 30, 2018	Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:

Short-Term Securities(a):	$ —	$ 10,480,146,097	$ —	$ 10,480,146,097

(a) See above Schedule of Investments for values in each security type.

During the period ended September 30, 2018, there were no transfers between Levels.

S C H E D U L E O F I N V E S T M E N T S	SEPTEMBER 30, 2018	3

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alight Series Trust

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Jeremy Fritz
Jeremy Fritz
President

Date:	November 28, 2018

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	November 28, 2018